SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain Contingencies [Line Items]
Specified period for funding	30 to 90 days
Origination of mortgage loans Held-for-sale	$ 1,100	$ 3,300
Mortgage loans held-for-sale		354
Total outstanding standby letters of credit	$ 12,300	13,500
Property and Casualty, Commercial Insurance Product Line [Member]
Gain Contingencies [Line Items]
Line of credit facility, amount granted	44,600	4,100
Open-end consumer lines [Member]
Gain Contingencies [Line Items]
Line of credit facility, amount granted	$ 159,500	$ 104,400
Maximum [Member]
Gain Contingencies [Line Items]
Letters of credit outstanding, term	24 months
Minimum [Member]
Gain Contingencies [Line Items]
Letters of credit outstanding, term	7 days